Consolidated Statements of Shareholders' Equity (Parenthetical) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Loss relating to proportionate share of other comprehensive income from equity method investments	€ (26.9)	€ (25.6)	€ (5.8)
Accumulated OCI, net of taxes relating to foreign currency translation gain (loss)	229.1	302.4	282.3
Accumulated OCI, net of taxes unrealized gains (losses) on financial instruments	€ (22.3)	€ 1.0	€ 8.5